FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Carrying Amounts, Estimated Fair Values and Valuation Input Levels of the Company's Senior Notes, Senior Secured Term Loans and Senior Secured Revolving Credit Facility

The carrying amounts, estimated fair values and valuation input levels of the Company’s equity method investment, foreign currency contracts, 8.25% senior notes, senior secured term loans, senior PIK toggle notes and contingent consideration payable as of December 31, 2013 and 2012 are as follows:

	Successor		Successor
	2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Valuation Inputs
Assets:
Equity method investment	$3,112	$41,879	$4,492	$14,805	Level 1
Foreign currency contracts	2,738	2,738	1,314	1,314	Level 2
Liabilities:
8.25% senior notes	1,100,000	1,205,280	1,500,000	1,642,500	Level 2
Senior secured term loans, at par	872,813	874,994	982,500	987,413	Level 2
Senior PIK toggle notes	550,000	572,000	—	—	Level 2
Foreign currency contracts	662	662	474	474	Level 2
Contingent consideration payable	13,068	13,068	—	—	Level 3